Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net loss	$ (454,805)	$ (8,211)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment	386,154
Intangible assets impairment charges	5,256
Depreciation and amortization	37,428	37,934
Stock-based compensation	15,894	15,757
Foreign currency transaction loss (gain)	(2,565)	777
Deferred income taxes	(1,541)	(1,667)
Share in losses (profits) of associated companies	2,740	(495)
Gain from sale of unconsolidated entity		(3,578)
Other non-cash items, net	338	720
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	29,563	2,827
Inventories	15,167	(44,925)
Net investment in sales-type leases	917	2,450
Other current assets and prepaid expenses	5,805	(6,922)
Other non-current assets	1,764	5,377
Accounts payable	(17,579)	(4,793)
Other current liabilities	(8,430)	(424)
Deferred revenues	(8,070)	(2,764)
Other non-current liabilities	(3,932)	172
Net cash provided by (used in) operating activities	4,104	(7,765)
Cash flows from investing activities
Purchase of property and equipment	(19,912)	(16,472)
Proceeds from sale of equity method investment	3,175
Investments in short-term bank deposits	(27,000)
Net proceeds from divestitures of subsidiaries and associated companies	1,000
Investment in unconsolidated entities		(4,500)
Purchase of intangible assets	(1,598)	(1,643)
Proceeds from sale of plant and property		129
Proceeds from sale of subsidiaries and unconsolidated entity		4,909
Other investing activities	89	(679)
Net cash used in investing activities	(44,246)	(18,256)
Cash flows from financing activities
Repayment of debt		(27,293)
Proceeds from exercise of stock options	53	5,169
Net cash provided by (used in) financing activities	53	(22,124)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(484)	1,602
Net change in cash, cash equivalents and restricted cash	(40,573)	(46,543)
Cash, cash equivalents and restricted cash, beginning of period	293,597	393,734
Cash, cash equivalents and restricted cash, end of period	253,024	347,191
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	2,445	2,304
Transfer of fixed assets to inventory	$ 281	$ 201